Significant Accounting Policies and Practices (Details) - Schedule of consolidated subsidiaries and/or entities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Jerrick Ventures LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Abacus Tech Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Australia	Australia
Company Ownership Interest	100.00%	100.00%
Seller’s Choice, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	New Jersey	New Jersey
Company Ownership Interest	100.00%	100.00%
Recreatd, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Give, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Creatd Partners LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Dune Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	50.00%	50.00%
Plant Camp LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	89.00%	89.00%
Sci-Fi Shop, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
OG Collection LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
VMENA LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Vocal For Brands, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
Vocal Ventures LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
What to Buy, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%
WHE Agency, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	44.00%	44.00%